Investments at Fair Value - Cost and Fair Value of Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of Held-to-Maturity Securities [Line Items]
Cost	$ 148,724	$ 188
Fair Value	166,669	145
Mutual funds
Schedule of Held-to-Maturity Securities [Line Items]
Cost	73	73
Fair Value	48	44
Exchange-traded funds
Schedule of Held-to-Maturity Securities [Line Items]
Cost	120	115
Fair Value	111	101
TIG Arbitrage Associates Master Fund
Schedule of Held-to-Maturity Securities [Line Items]
Cost	214	0
Fair Value	215	0
TIG Arbitrage Enhanced Master Fund
Schedule of Held-to-Maturity Securities [Line Items]
Cost	179	0
Fair Value	177	0
TIG Arbitrage Enhanced
Schedule of Held-to-Maturity Securities [Line Items]
Cost	1,895	0
Fair Value	681	0
Arkkan Opportunities Feeder Fund
Schedule of Held-to-Maturity Securities [Line Items]
Cost	111	0
Fair Value	114	0
Arkkan Capital Management Limited
Schedule of Held-to-Maturity Securities [Line Items]
Cost	16,692	0
Fair Value	24,695	0
Zebedee Asset Management
Schedule of Held-to-Maturity Securities [Line Items]
Cost	56,917	0
Fair Value	70,311	0
Romspen Investment Corporation
Schedule of Held-to-Maturity Securities [Line Items]
Cost	72,523	0
Fair Value	$ 70,317	$ 0